STOCK TRANSACTIONS	12 Months Ended
Aug. 31, 2011
Equity
Stockholders' Equity Note Disclosure [Text Block]

NOTE 8. STOCK TRANSACTIONS

On May 29, 2009 the Company issued a total of 12,000,000 shares of common stock to its sole officer/director for cash at $0.00017 per share for total proceeds of $2,000.

The stockholders' equity section of the Company contains the following classes of capital stock as of August 31, 2011:

     Common  stock, $0.0001 par value: 75,000,000 shares authorized;

        12,000,000 shares issued and outstanding.